Segment Results - Segment Results of Operations (Detail) - EUR (€) € in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Net revenues	€ 9,168		€ 8,339	€ 16,985	€ 16,471
Provision for credit losses	460	€ 519	423	979	894
Noninterest expenses:
Compensation and benefits	3,108		2,894	6,037	5,935
General and administrative expenses	2,233		2,065	4,415	4,245
Impairment of goodwill and other intangible assets	0		0	0	0
Restructuring activities	(1)		0	0	(5)
Noninterest expenses	5,340		4,959	10,451	10,175
Noncontrolling interests	0		0	0	0
Profit (loss) before tax	3,368		2,957	5,555	5,402
Private Bank
Disclosure of operating segments [line items]
Net revenues	2,566		2,371	5,133	4,810
Provision for credit losses	177		118	356	336
Noninterest expenses:
Compensation and benefits	766		675	1,467	1,414
General and administrative expenses	1,020		972	2,025	1,970
Impairment of goodwill and other intangible assets	0		0	0	0
Restructuring activities	(2)		1	0	(5)
Noninterest expenses	1,784		1,648	3,492	3,379
Noncontrolling interests	0		0	0	0
Profit (loss) before tax	605		605	1,286	1,094
Asset Management
Disclosure of operating segments [line items]
Net revenues	756		725	1,558	1,455
Provision for credit losses	0		0	0	0
Noninterest expenses:
Compensation and benefits	243		226	486	476
General and administrative expenses	226		212	428	428
Impairment of goodwill and other intangible assets	0		0	0	0
Restructuring activities	0		0	0	0
Noninterest expenses	469		438	914	905
Noncontrolling interests	63		62	140	121
Profit (loss) before tax	224		225	504	429
Corporate Bank
Disclosure of operating segments [line items]
Net revenues	1,906		1,896	3,722	3,763
Provision for credit losses	38		22	86	99
Noninterest expenses:
Compensation and benefits	445		399	864	803
General and administrative expenses	733		737	1,458	1,491
Impairment of goodwill and other intangible assets	0		0	0	0
Restructuring activities	0		0	0	0
Noninterest expenses	1,177		1,137	2,322	2,294
Noncontrolling interests	0		0	0	0
Profit (loss) before tax	691		738	1,314	1,370
Investment Bank
Disclosure of operating segments [line items]
Net revenues	3,185		2,687	6,558	6,049
Provision for credit losses	174		259	464	422
Noninterest expenses:
Compensation and benefits	781		721	1,509	1,473
General and administrative expenses	918		879	1,833	1,776
Impairment of goodwill and other intangible assets	0		0	0	0
Restructuring activities	0		0	0	0
Noninterest expenses	1,699		1,600	3,342	3,250
Noncontrolling interests	1		2	2	6
Profit (loss) before tax	1,311		826	2,751	2,371
Corporate & Other
Disclosure of operating segments [line items]
Net revenues	754		660	13	396
Provision for credit losses	70		25	72	37
Noninterest expenses:
Compensation and benefits	874		873	1,711	1,769
General and administrative expenses	(664)		(736)	(1,329)	(1,422)
Impairment of goodwill and other intangible assets	0		0	0	0
Restructuring activities	0		0	0	0
Noninterest expenses	210		137	382	348
Noncontrolling interests	(64)		(65)	(142)	(127)
Profit (loss) before tax	€ 537		€ 563	€ (299)	€ 138